UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2011
Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (97.5%)
	Biotechnology (2.7%)
21,043	Alnylam Pharmaceuticals, Inc. (a)	$332,480
69,988	Ironwood Pharmaceuticals (144A) (a)(b)(c)(d)	780,366

		1,112,846

	Capital Markets (7.1%)
1,191	Capital Southwest Corp.	109,763
46,388	GLG Partners, Inc. (a)	197,613
20,337	Greenhill & Co., Inc.	1,409,151
54,912	RiskMetrics Group, Inc. (a)	1,187,746

		2,904,273

	Chemicals (2.9%)
17,132	Intrepid Potash, Inc. (a)	422,475
28,482	Rockwood Holdings, Inc. (a)	738,823

		1,161,298

	Communications Equipment (0.6%)
46,319	Palm, Inc. (a)	264,018

	Construction Materials (4.4%)
35,789	Eagle Materials, Inc.	1,098,006
19,412	Texas Industries, Inc.	704,656

		1,802,662

	Distributors (0.5%)
125,900	Integrated Distribution Services Group Ltd. (Bermuda) (c)(e)	208,658

	Diversified Consumer Services (1.4%)
6,415	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	588,063

	Diversified Financial Services (3.5%)
5,621	Climate Exchange PLC (United Kingdom) (a)(c)	60,388
36,798	MSCI, Inc. (Class A) (a)	1,091,061
8,224	Pico Holdings, Inc. (a)	273,777

		1,425,226

	Diversified Telecommunication Services (1.2%)
51,934	Cogent Communications Group, Inc. (a)	470,003

	Electric Utilities (4.1%)
65,230	Brookfield Infrastructure Partners LP (Bermuda)	1,022,806
186,640	Prime Infrastructure Group (Stapled Securities) (Australia) (a)(c)(f)(g)	628,264

		1,651,070

	Health Care Equipment & Supplies (1.9%)
17,918	Gen-Probe, Inc. (a)	787,675

	Health Care Technology (1.7%)
28,091	athenahealth, Inc. (a)	695,533

	Hotels, Restaurants & Leisure (12.0%)
26,837	Ambassadors Group, Inc.	313,724
27,389	BJ’s Restaurants, Inc. (a)	635,151
16,102	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	634,258
10,536	Gaylord Entertainment Co. (a)	280,152
33,430	Lakes Entertainment, Inc. (a)	59,505
164,192	Mandarin Oriental International Ltd. (Bermuda)	229,869
36,583	PF Chang’s China Bistro, Inc. (a)	1,590,263
27,224	Vail Resorts, Inc. (a)	1,132,791

		4,875,713

	Household Durables (2.5%)
51,693	Gafisa SA (ADR) (Brazil)	615,147
18,477	iRobot Corp. (a)	396,516

		1,011,663

	Information Technology Services (2.7%)
30,106	Forrester Research, Inc. (a)	944,425
62,381	Information Services Group, Inc. (a)	159,696

		1,104,121

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Insurance (2.4%)
40,936	Greenlight Capital Re, Ltd. (Class A) (Cayman Islands) (a)	$993,926

	Internet & Catalog Retail (4.9%)
28,234	Blue Nile, Inc. (a)	1,324,175
21,900	DeNA Co., Ltd. (Japan) (c)	652,174

		1,976,349

	Internet Software & Services (9.1%)
14,069	comScore, Inc. (a)	216,381
32,804	GSI Commerce, Inc. (a)	923,761
27,634	Market Leader, Inc. (a)	53,886
16,564	MercadoLibre, Inc. (a)	859,175
21,598	OpenTable, Inc. (a)	892,645
18,585	Rediff.Com India Ltd. (ADR) (India) (a)	40,887
15,469	VistaPrint NV (Netherlands) (a)	722,248

		3,708,983

	Leisure Equipment & Products (1.2%)
30,600	Universal Entertainment Corp. (Japan) (a)(c)	482,504

	Life Sciences Tools & Services (3.7%)
24,663	Techne Corp.	1,493,345

	Media (3.3%)
29,367	CKX, Inc. (a)	155,645
13,019	Interactive Data Corp.	423,768
15,271	Morningstar, Inc. (a)	745,225

		1,324,638

	Metals & Mining (0.4%)
358,400	Lynas Corp. Ltd. (Australia) (a)(c)	151,655

	Oil, Gas & Consumable Fuels (4.0%)
30,630	Atlas Energy, Inc. (a)	945,854
8,708	Contango Oil & Gas Co. (a)	437,838
33,936	GMX Resources, Inc. (a)	231,444

		1,615,136

	Professional Services (6.1%)
29,351	Advisory Board Co. (The) (a)	1,089,509
11,028	Corporate Executive Board Co. (The)	357,197
25,208	CoStar Group, Inc. (a)	1,027,730

		2,474,436

	Real Estate Management & Development (1.6%)
135,854	Brookfield Incorporacoes SA (Brazil)	548,134
3,467	Consolidated-Tomoka Land Co.	103,143

		651,277

	Semiconductors & Semiconductor Equipment (1.9%)
44,528	Tessera Technologies, Inc. (a)	773,897

	Software (2.8%)
12,937	Blackboard, Inc. (a)	517,997
13,885	Longtop Financial Technologies Ltd. (ADR) (Cayman Islands) (a)	456,678
10,959	NetSuite, Inc. (a)	154,303

		1,128,978

	Specialty Retail (1.9%)
22,605	Citi Trends, Inc. (a)	770,378

	Textiles, Apparel & Luxury Goods (3.3%)
32,762	Lululemon Athletica, Inc. (a)	1,338,655

	Transportation Infrastructure (1.7%)
20,515	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Mexico)	697,510

	Total Common Stocks (Cost $45,456,748)	39,644,489

	Non-Convertible Preferred Stocks (2.1%)
	Finance (0.7%)
51,797	Ning Inc. Ser D (a)(c)	301,459

Morgan Stanley Special Growth Fund
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Internet Software & Services (0.6%)
14,426	Twitter Inc. Ser E (a)(c)(h)	$230,562

	Medical — Biomedical/Genetics (0.8%)
46,575	Pacific Biosciences Ser E (a)(c)	326,025

	Total Non-Convertible Preferred Stocks (Cost $926,936)	858,046

NUMBER OF
SHARES (000)
	Short-Term Investment (i) (0.6%)
	Investment Company
239	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $238,853)		238,853

	Total Investments (Cost $46,622,537) (j)	100.2%	40,741,388
	Liabilities in Excess of Other Assets	(0.2)	(66,454)

	Net Assets	100.0%	$40,674,934

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Securities with a total market value equal to $3,822,055 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Super voting rights at a ratio of 10:1.

(e)	Security trades on a Hong Kong exchange.

(f)	Comprised of securities in separate entities that are traded as a single stapled security.

(g)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(h)	Illiquid security. Resale is restricted to qualified institutional investors.

(i)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Growth Fund
Notes to the Portfolio of Investments ▪ May 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Biotechnology	$1,112,846	$332,480	—	$780,366
Capital Markets	2,904,273	2,904,273	—	—
Chemicals	1,161,298	1,161,298	—	—
Communications Equipment	264,018	264,018	—	—
Construction Materials	1,802,662	1,802,662	—	—
Distributors	208,658	—	$208,658	—
Diversified Consumer Services	588,063	588,063	—	—
Diversified Financial Services	1,425,226	1,364,838	60,388	—
Diversified Telecommunication Services	470,003	470,003	—	—
Electric Utilities	1,651,070	1,022,806	628,264	—
Health Care Equipment & Supplies	787,675	787,675	—	—
Health Care Technology	695,533	695,533	—	—

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Hotels, Restaurants & Leisure	4,875,713	4,875,713	—	—
Household Durables	1,011,663	1,011,663	—	—
Information Technology Services	1,104,121	1,104,121	—	—
Insurance	993,926	993,926	—	—
Internet & Catalog Retail	1,976,349	1,324,175	652,174	—
Internet Software & Services	3,708,983	3,708,983	—	—
Leisure Equipment & Products	482,504	—	482,504	—
Life Sciences Tools & Services	1,493,345	1,493,345	—	—
Media	1,324,638	1,324,638	—	—
Metals & Mining	151,655	—	151,655	—
Oil, Gas & Consumable Fuels	1,615,136	1,615,136	—	—
Professional Services	2,474,436	2,474,436	—	—
Real Estate Management & Development	651,277	651,277	—	—
Semiconductors & Semiconductor Equipment	773,897	773,897	—	—
Software	1,128,978	1,128,978	—	—
Specialty Retail	770,378	770,378	—	—
Textiles, Apparel & Luxury Goods	1,338,655	1,338,655	—	—
Transportation Infrastructure	697,510	697,510	—	—

Total Common Stocks	39,644,489	36,680,480	2,183,643	780,366

Non-Convertible Preferred Stocks	858,046	—	—	858,046
Short-Term Investment — Investment Company	238,853	238,853	—	—

Total	$40,741,388	$36,919,333	$2,183,643	$1,638,412

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of May 31, 2010, securities with a total value of $2,183,643 transferred from Level 1 to Level 2. At May 31, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$1,831,778
Net purchases (sales)	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(193,366)
Realized gains (losses)	—

Ending Balance	$1,638,412

Net change in unrealized appreciation/depreciation from investments still held as of May 31, 2010	$(193,366)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
 July 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
 July 20, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
 July 20, 2010